SCHEDULE OF OUTSTANDING LOANS (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tokyo Credit Guarantee Association [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Guaranteed by a subsidiary within the Company’s organizational structure	$ 175,316	$ 185,766	$ 747,474
Kanagawa Credit Guarantee Association [Member]
Short-Term Debt [Line Items]
Guaranteed by a subsidiary within the Company’s organizational structure	$ 6,689,679	6,377,998
Kanagawa Credit Guarantee Association [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Guaranteed by a subsidiary within the Company’s organizational structure			$ 116,943